Voyage and Vessel operating expenses	12 Months Ended
Dec. 31, 2022
Voyage And Vessel Operating Expenses
Voyage and Vessel operating expenses

17.       Voyage and Vessel operating expenses:

The amounts in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2020	2021	2022
Voyage expenses
Port charges	$55,738	$63,027	$70,433
Bunkers	130,800	139,252	189,424
Commissions – third parties	6,134	13,955	14,516
Commissions – related parties (Note 3)	3,780	3,870	4,140
Miscellaneous	3,606	6,007	8,021
Total voyage expenses	$200,058	$226,111	$286,534

Vessel operating expenses
Crew wages and related costs	$109,311	$126,180	$133,769
Insurances	13,002	14,981	18,753
Maintenance, repairs, spares and stores	37,947	44,646	51,210
Lubricants	10,669	11,823	14,625
Tonnage taxes (Note 14)	2,103	2,634	3,838
Pre-delivery and Pre-joining expenses	-	3,104	174
Miscellaneous	5,511	5,293	6,247
Total vessel operating expenses	$178,543	$208,661	$228,616